PARTNERS' EQUITY - Reclassification of units (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Partners' Equity
Common units issuance subject to rescission net	[1]			$ 19	$ 83
Net proceeds from issuance of common units	[1]		$ 71
Reclassification of common units no longer subject to rescission (Note 6 )	[1]		$ 19
Common units
Partners' Equity
Reclassification of common units no longer subject to rescission (Note 6 )		$ 19

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).